Trade receivables and contract assets - Aging Analysis of Trade Receivables That Were Not Impaired (Details) - Trade receivables - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 8,239	$ 17,648
Neither past due nor Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,874	14,232
Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	327	2,879
Past due but not impaired | 30-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	53
Past due but not impaired | 60-120 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,012	0
Past due but not impaired | More than 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 484